Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2024	Dec. 31, 2023
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	70.00%	70.00%
Target allocation	74.00%	74.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	20.00%	20.00%
Target allocation	9.00%	9.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	10.00%	10.00%
Target allocation	17.00%	17.00%